UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/2010

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

SEMIANNUAL REPORT October 31, 2010

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
27	Proxy Results
28	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period ended October 31, 2010. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.16%, Participant Advantage shares produced an annualized yield of 0.00%, Institutional Advantage shares produced an annualized yield of 0.23% and Investor Advantage shares produced an annualized yield of 0.01%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 0.16%, 0.00%, 0.23% and 0.01%, respectively.2

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0.00% and 0.25%. Indeed, the economic recovery appeared to remain on track in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the first quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the recession.

Investors were further cheered in May, when 431,000 additional new jobs were created. However, most were temporary government workers hired for the 2010 Census.At the same time, the global economic outlook took a turn for the worse when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. Perhaps most worrisome, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to confirm renewed economic concerns, as economic growth moderated to an annualized 1.7% rate during the second quarter.

In July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census.

In August, sales of new homes fell 12% to a 47-year low, and purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain; manufacturing activity continued to increase, but employment and housing data showed few, if any, signs of improvement.The U.S. Department of Commerce later estimated that U.S. GDP grew at a 2.5% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 billion of U.S. Treasury securities. This move, which the Fed intends to begin implementing in November, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

October brought better economic news. The private sector added 159,000 jobs during the month, with much of the gain coming from the service sector. The manufacturing sector continued to expand, as new orders hit their highest level since May. However, housing markets continued to disappoint, as issues regarding the banking industry’s foreclosure process muddied an already cloudy outlook for home values.

The Fund	3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The economy’s developments had relatively little impact on the money markets.The low federal funds rate kept yields in the short-term credit markets near zero percent, and it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Although the economic recovery may be gathering momentum, inflationary pressures have remained negligible. The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to higher short-term interest rates is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
November 15, 2010
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .76	$ 1.11	$ 1.87	$ 1.92
Ending value (after expenses)	$1,001.20	$1,000.80	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .77	$ 1.12	$ 1.89	$ 1.94
Ending value (after expenses)	$1,024.45	$1,024.10	$1,023.34	$1,023.29

† Expenses are equal to the fund’s annualized expense ratio of .15% for Institutional Advantage, .22% for Administrative
Advantage, .37% for Investor Advantage and .38% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund	5

STATEMENT OF INVESTMENTS

October 31, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—47.4%	Amount ($)	Value ($)
Abbey National Treasury Services (Yankee)
0.50%, 11/16/10	230,000,000	230,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.35%—0.85%, 11/4/10—12/1/10	1,100,000,000 [a,b] 1,100,000,158
Banco Santander SA (Yankee)
0.65%, 11/10/10	865,000,000	865,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.29%—0.41%, 12/20/10—4/8/11	2,000,000,000	2,000,000,000
Barclays Bank (Yankee)
0.70%—0.81%, 11/9/10—1/18/11	765,000,000 [a]	765,000,000
BNP Paribas (Yankee)
0.56%, 2/9/11	900,000,000	900,000,000
Citibank N.A.
0.36%, 2/24/11	500,000,000	500,000,000
Credit Agricole CIB (Yankee)
0.31%—0.59%, 11/1/10—4/25/11	1,500,000,000	1,500,000,000
Credit Industriel et Commercial (London) (Yankee)
0.40%—0.49%, 11/3/10—12/7/10	860,000,000	860,001,773
Deutsche Bank AG
0.45%, 11/1/10	1,000,000,000 [a]	1,000,000,000
DZ Bank AG (Yankee)
0.60%, 11/5/10	150,000,000	150,000,000
Fortis Bank SA/NV (Yankee)
0.39%—0.52%, 2/14/11—4/22/11	350,000,000	350,000,000
ING Bank (London)
0.30%—0.54%, 11/1/10—1/27/11	1,500,000,000	1,500,000,000
Intesa Sanpaolo SpA (Yankee)
0.52%, 11/9/10	350,000,000	350,000,000
Lloyds TSB Bank (Yankee)
0.32%—0.44%, 11/19/10—4/18/11	1,000,000,000	1,000,000,000
Natixis (Yankee)
0.36%—0.51%, 11/5/10—4/18/11	1,600,000,000	1,600,000,000
Rabobank Nederland (Yankee)
0.50%, 1/24/11	225,000,000	225,000,000
Royal Bank of Canada
0.39%, 11/1/10	400,000,000 [a]	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.37%—0.48%, 11/18/10—4/26/11	800,000,000	800,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 1/11/11	325,000,000 [b]	325,000,000

	Principal
Negotiable Bank Certificates of Deposit (continued) Amount ($)		Value ($)
Societe Generale (Yankee)
0.46%, 2/8/11	500,000,000	500,000,000
Sumitomo Mitsui Banking
Corporation (Yankee)
0.30%, 12/8/10	450,000,000 [b]	450,000,000
UBS (Yankee)
0.61%—0.75%, 1/27/11—2/7/11	1,350,000,000	1,350,000,000
Westpac Banking Corp.
0.40%, 11/16/10	250,000,000 [a,b]	250,000,000
Westpac Capital Corp.
0.32%, 11/11/10	250,000,000 [a]	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $19,220,001,931)	19,220,001,931

Commercial Paper—10.3%
ASB Finance Ltd.
0.38%, 3/14/11	118,150,000 [b]	117,984,130
BNZ International Funding Ltd.
0.38%, 3/9/11—3/16/11	150,000,000 [b]	149,793,639
Commonwealth Bank of Australia
0.25%, 12/20/10	175,500,000 [b]	175,440,281
Deutsche Bank Financial LLC
0.40%, 2/14/11	250,000,000	249,708,333
Fortis Funding LLC
0.30%, 12/13/10	100,000,000 [b]	99,965,000
General Electric Co.
0.20%, 11/1/10	500,000,000	500,000,000
Intesa Funding LLC
0.35%—0.58%, 11/12/10—12/2/10	780,000,000	779,828,206
NRW Bank
0.31%—0.39%, 11/23/10—2/15/11	1,200,000,000 [b]	1,199,148,306
Skandinaviska Enskilda Banken
0.34%, 12/20/10	100,000,000 [b]	99,954,403
Societe Generale N.A. Inc.
0.40%—0.50%, 11/1/10—4/8/11	675,000,000	674,300,056
Westpac Banking Corp.
0.40%, 11/8/10	125,000,000 [a,b]	125,005,604
Total Commercial Paper
(cost $4,171,127,958)		4,171,127,958

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper—6.1%	Amount ($)	Value ($)
CAFCO
0.55%, 2/2/11	300,000,000 [b]	299,573,750
Cancara Asset Securitization
0.28%—0.30%, 12/14/10—12/17/10	470,000,000 [b]	469,831,719
CHARTA
0.40%, 3/2/11	150,000,000 [b]	149,798,333
CIESCO LLC
0.35%—0.40%, 3/21/11—4/4/11	100,000,000 [b]	99,847,361
CRC Funding
0.40%, 3/2/11	150,000,000 [b]	149,798,333
Gemini Securitization Corp., LLC
0.21%, 11/1/10	1,000,000,000 [b]	1,000,000,000
Govco
0.50%—0.57%, 12/17/10—1/24/11	93,000,000 [b]	92,910,866
Grampian Funding LLC
0.40%, 11/2/10	130,000,000 [b]	129,998,556
LMA Americas LLC
0.33%, 11/24/10	104,300,000 [b]	104,278,010
Total Asset-Backed Commercial Paper
(cost $2,496,036,928)		2,496,036,928

Corporate Notes—2.9%
Barclays Bank
0.71%, 11/19/10	675,000,000 [a]	675,000,000
Credit Suisse
0.60%, 11/19/10	500,000,000 [a]	500,000,000
Total Corporate Notes
(cost $1,175,000,000)		1,175,000,000

Short-Term Bank Notes—2.3%
Bank of America N.A.
0.35%—0.60%, 1/7/11—3/15/11
(cost $950,000,000)	950,000,000	950,000,000

	Principal
Time Deposits 11.7%	Amount ($)	Value ($)
Branch Banking & Trust Co.
(Grand Cayman)
0.20%, 11/1/10	500,000,000	500,000,000
Commerzbank (Grand Cayman)
0.22%, 11/1/10	1,500,000,000	1,500,000,000
DnB NOR Bank ASA (Grand Cayman)
0.20%, 11/1/10	500,000,000	500,000,000
KBC Bank (Grand Cayman)
0.21%, 11/1/10	466,000,000	466,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.22%, 11/1/10	300,000,000	300,000,000
Nordea Bank Finland (Grand Cayman)
0.21%, 11/1/10	1,500,000,000	1,500,000,000
Total Time Deposits
(cost $4,766,000,000)		4,766,000,000

U.S. Government Agencies—3.9%
Federal Home Loan Bank
0.30%-0.37%, 11/1/10-8/19/11	1,100,000,000 [a]	1,099,649,750
Federal Home Loan Mortgage Corp.
0.27%, 1/14/11	500,000,000 [a,c]	500,000,000
Total U.S. Government Agencies
(cost $1,599,649,750)		1,599,649,750

Repurchase Agreements—15.4%
Barclays Capital, Inc.
0.22%, dated 10/29/10,
due 11/1/10 in the amount
of $141,002,585 (fully
collateralized by $132,940,200
U.S. Treasury Notes, 3%,
due 9/30/16, value $143,820,041)	141,000,000	141,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Credit Agricole Securities (USA) Inc.
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $2,300,042,167 (fully collateralized
by $315,860,000 U.S. Treasury Bonds, 4.38%-7.63%,
due 11/15/22-5/15/40, value $393,162,779,
$120,100,000 U.S. Treasury Inflation Protected
Securities, 0.63%-2.38%, due 4/15/13-1/15/25,
value $165,018,472 and $1,726,247,700
U.S. Treasury Notes, 0.63%-4.88%,
due 5/31/11-11/30/16, value $1,787,818,756)	2,300,000,000	2,300,000,000
Deutsche Bank Securities Inc.
0.21%, dated 10/29/10, due 11/1/10 in the
amount of $1,575,027,563 (fully collateralized
by $242,357,000 Federal Farm Credit Bank,
0.55%-7.35%, due 3/7/11-10/23/35,
value $264,234,356, $212,981,000 Federal
Home Loan Bank, 0%-8.29%, due 12/10/10-7/28/28,
value $223,002,976, $390,871,000 Federal
Home Loan Mortgage Corp., 0%-7.69%, due
11/8/10-4/16/37, value $405,630,080 and
$694,767,000 Federal National Mortgage
Association, 0%-7.13%, due 11/10/10-4/30/37,
value $713,632,768)	1,575,000,000	1,575,000,000
Goldman, Sachs & Co.
0.22%-0.23%, dated 10/29/10, due 11/1/10
in the amount of $800,015,167 (fully
collateralized by $164,341,000 Federal
Home Loan Mortgage Corp., 0%, due 10/12/12,
value $164,788,008, $3,627,323,308 Government
National Mortgage Association, 0%-7.84%,
due 3/20/21-10/16/40, value $612,000,000
and $38,285,200 U.S. Treasury Notes, 1.38%,
due 2/15/13, value $39,212,020)	800,000,000	800,000,000
HSBC USA Inc.
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $900,016,500 (fully collateralized
by $739,301,000 U.S. Treasury Bills,
due 11/4/10-10/20/11, value $739,000,572
and $166,584,600 U.S. Treasury Bonds,
4.38%, due 11/15/39, value $179,002,475)	900,000,000	900,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Societe Generale
0.21%-0.24%, dated 10/29/10, due 11/1/10 in the
amount of $550,010,750 (fully collateralized by
$10,883,992,848 Government National Mortgage
Association, 3.13%-8.50%, due 3/15/12-2/20/59, value
$459,000,000 and $100,471,300 U.S. Treasury Notes,
1%, due 4/30/12, value $102,000,036)	550,000,000	550,000,000
Total Repurchase Agreements
(cost $6,266,000,000)		6,266,000,000

Total Investments (cost $40,643,816,567)	100.0%	40,643,816,567

Cash and Receivables (Net)	.0%	8,629,341

Net Assets	100.0%	40,652,445,908

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2010, these securities amounted to $6,558,328,449 or 16.2% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	73.4	Finance	1.2
Repurchase Agreements	15.4	Asset-Backed/Banking	.8
Asset-Backed/Multi-Seller Programs	5.3
U.S. Government Agencies	3.9		100.0

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $6,266,000,000)—Note 1(b)	40,643,816,567	40,643,816,567
Cash		6,190,056
Interest receivable		19,113,771
		40,669,120,394
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		5,613,656
Payable for shares of Beneficial Interest redeemed		10,865,029
Accrued expenses		195,801
		16,674,486
Net Assets ($)		40,652,445,908
Composition of Net Assets ($):
Paid-in capital		40,652,277,043
Accumulated net realized gain (loss) on investments		168,865
Net Assets ($)		40,652,445,908

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		39,564,617,184
Shares Outstanding		39,564,453,399
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		763,762,242
Shares Outstanding		763,758,679
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		20,649,289
Shares Outstanding		20,649,179
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		303,417,193
Shares Outstanding		303,415,786
Net Asset Value Per Share ($)		1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	68,007,558
Expenses:
Management fee—Note 2(a)	22,712,352
Administration fee—Note 2(b)	3,889,322
Distribution fees—Note 2(c)	925,615
Custodian fees—Note 2(c)	543,288
Trustees’ fees and expenses—Note 2(d)	237,308
Professional fees	61,690
Registration fees	40,101
Shareholder servicing costs—Note 2(c)	15,537
Prospectus and shareholders’ reports	11,127
Miscellaneous	168,235
Total Expenses	28,604,575
Less—reduction in expenses due to undertaking—Note 2(a)	(212,449)
Less—reduction in management fees due to undertaking—Note 2(a)	(660,444)
Less—reduction in fees due to earnings credits—Note 2(c)	(475)
Net Expenses	27,731,207
Investment Income—Net	40,276,351
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	157,416
Net Increase in Net Assets Resulting from Operations	40,433,767

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	40,276,351	98,407,089
Net realized gain (loss) on investments	157,416	1,149,767
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,433,767	99,556,856
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(39,680,516)	(96,226,856)
Administrative Advantage Shares	(594,814)	(1,891,815)
Investor Advantage Shares	(945)	(128,329)
Participant Advantage Shares	(76)	(160,089)
Total Dividends	(40,276,351)	(98,407,089)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	122,893,991,083	274,652,235,035
Administrative Advantage Shares	1,385,243,614	3,440,106,997
Investor Advantage Shares	33,994,928	939,591,593
Participant Advantage Shares	383,984,449	655,285,004
Dividends reinvested:
Institutional Advantage Shares	16,554,719	44,290,461
Administrative Advantage Shares	51,971	937,270
Investor Advantage Shares	623	90,395
Participant Advantage Shares	76	100,510
Cost of shares redeemed:
Institutional Advantage Shares	(111,524,383,776)	(280,616,752,697)
Administrative Advantage Shares	(1,336,482,646)	(3,274,028,307)
Investor Advantage Shares	(37,506,529)	(1,046,978,404)
Participant Advantage Shares	(369,964,887)	(742,190,264)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	11,445,483,625	(5,947,312,407)
Total Increase (Decrease) in Net Assets	11,445,641,041	(5,946,162,640)
Net Assets ($):
Beginning of Period	29,206,804,867	35,152,967,507
End of Period	40,652,445,908	29,206,804,867

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Instititutional	Six Months Ended
Advantage	October 31, 2010			Year Ended April 30,
Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning
of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.001	.003	.020	.047	.052	.038
Distributions:
Dividends from
investment
income—net	(.001)	(.003)	(.020)	(.047)	(.052)	(.038)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24[a]	.27	2.02	4.81	5.31	3.87
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average
net assets	.16[a]	.16	.18	.15	.15	.15
Ratio of net expenses
to average
net assets	.15[a]	.16	.17	.13	.13	.13
Ratio of net investment
income to average
net assets	.23[a]	.27	2.11	4.54	5.20	3.92
Net Assets,
end of period
($ x 1,000)	39,564,617	28,178,302	34,097,420	40,106,370 19,632,738		13,272,946

a Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Administrative	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.019	.046	.051	.037
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.019)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.16[a]	.19	1.95	4.73	5.24	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23[a]	.23	.25	.22	.22	.22
Ratio of net expenses
to average net assets	.22[a]	.23	.24	.20	.20	.20
Ratio of net investment income
to average net assets	.16[a]	.19	2.03	4.63	5.13	3.74
Net Assets, end of period
($ x 1,000)	763,762	714,946	547,902	778,735	935,179	568,823

a Annualized.
See notes to financial statements.

Six Months Ended
Investor	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.017	.045	.049	.035
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.017)	(.045)	(.049)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.08	1.76	4.55	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41[b]	.42	.43	.40	.40	.40
Ratio of net expenses
to average net assets	.37[b]	.39	.42	.38	.38	.38
Ratio of net investment income
to average net assets	.01[b]	.13	1.88	4.36	4.97	3.57
Net Assets, end of period
($ x 1,000)	20,649	24,160	131,450	133,758	116,407	35,246

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Participant	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.016	.043	.048	.034
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.016)	(.043)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.05	1.65	4.40	4.90	3.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56[b]	.56	.59	.55	.55	.55
Ratio of net expenses
to average net assets	.38[b]	.39	.55	.51	.53	.53
Ratio of net investment income
to average net assets	.00[b]	.05	1.47	3.99	4.82	3.40
Net Assets, end of period
($ x 1,000)	303,417 289,396 376,195			155,088	12,011	27

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	40,643,816,567
Level 3—Significant Unobservable Inputs	—
Total	40,643,816,567

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Effective August 1, 2010, pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly. Prior to August 1, 2010, the management fee was computed at the annual rate of .10% of the value of the fund’s average daily net assets and had been payable monthly.The Manager had agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time. In addition, Participant Advantage Shares have an expense limit of .51%, which is still in effect.The reduction in expenses pursuant to the undertakings, amounted to $3,903 for Investor Advantage shares and $271,783 for Participant Advantage shares during the period ended October 31, 2010.

From May 1, 2010 through July 31, 2010, the Manager limited certain funds’ operating expenses or assumed all or a part of the expenses of the funds. These expense limitations and waivers were voluntary, not

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

contractual, and could be terminated at any time.As of August 1, 2010, these expense limitations terminated and the funds began to absorb all their expenses. The reduction in management fee, pursuant to the undertaking amounted to $581,358 for Institutional Advantage shares, $11,168 for Administrative Advantage shares, $352 for Investor Advantage shares and $4,329 for Participant Advantage shares.

At a meeting held on June 24, 2010, the shareholders approved a proposal, to amend the fund’s management agreement so that certain operating expenses, formerly borne by Dreyfus under the prior unitary fee structure, would be borne by the fund.

(b) Prior to August 1, 2010, as compensation for the Manager’s services under the Administration Agreement, the Company had agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets. This Administration Agreement was terminated.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The

Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2010, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $260,921, $32,328 and $632,366, respectively, pursuant to the Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $2,708 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $387 pursuant to the cash management agreements, which included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $27.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $543,288 pursuant to the custody agreement.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unauditied) (continued)

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,323,265, Rule 12b-1 distribution plan fees $150,250, custodian fees $178,332, chief compliance officer fees $2,248 and transfer agency per account fees $2,031, which are offset against an expense reimbursement currently in effect in the amount of $42,470.

(d) Each Board Trustee also serves as a Board Trustee of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

PROXY RESULTS (Unaudited)

Dreyfus Institutional Cash Advantage Fund held a special meeting of shareholders on July 6, 2010.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld	Abstain
To approve an amended
Management Agreement between
the Company, on behalf of the
fund, and the Manager	11,080,920,437	2,372,393,573	1,321,227,060

The Fund	27

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Board noted that the fund’s shares were offered only to institutions. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than or at the Expense Group and Expense Universe medians. The Board considered that the Manager had voluntarily waived a portion of its management fee for the reporting period pursuant to an undertaking that is not contractual and may be terminated at any time.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other

The Fund	29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Representatives of the Manager reminded the Board that effective August 1, 2010 the fund will no longer utilize a “unitary fee” structure. The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative per- formance and expense and management fee information (including the Manager’s voluntary undertaking that may be terminated at any time), costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its rela- tionship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund	31

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621
Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
24	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Plus Fund covers the six-month period ended October 31, 2010. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.12%, Participant Advantage shares produced an annualized yield of 0.00%, Institutional Advantage shares produced an annualized yield of 0.19% and Investor Advantage shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced annualized effective yields1 of 0.12%, 0.00%, 0.19% and 0.00%, respectively.2

Monetary Policy Unchanged in Muted Recovery

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained unchanged since December 2008 in a historically low range between 0.00% and 0.25%. Indeed, the economic recovery appeared to remain on track in the wake of an annualized U.S. GDP growth rate of 3.7% during the first quarter of 2010. Although economic expansion in the first quarter was milder than similar stages of most previous recoveries, it was encouraging news nonetheless for investors eager to see an end to the recession.

Investors were further cheered in May, when 431,000 additional new jobs were created. However, most were temporary government workers hired for the 2010 Census.At the same time, the global economic outlook took a turn for the worse when a sovereign debt crisis in Europe and inflationary pressures in China rattled investors, sparking heightened volatility in stock and bond markets. Perhaps most worrisome, government budget cutbacks in Europe created concerns that demand for goods and services, including those from U.S. companies, could suffer. Indeed, U.S. industrial production appeared to moderate in June, and private-sector job growth proved more anemic than many analysts expected. U.S. GDP between April and June 2010 appeared to

2

confirm renewed economic concerns, as economic growth moderated to an annualized 1.6% rate during the second quarter.

Yet, in July, better economic data seemed to support analysts’ consensus view that the recent slowdown was unlikely to lead to a double-dip recession. Industrial production posted a relatively robust 1.0% gain after June’s mild setback, and the manufacturing and service sectors of the U.S. economy expanded for the twelfth and seventh consecutive months, respectively. On the other hand, total nonfarm payroll employment fell by 131,000 jobs in July, reflecting the end of temporary hiring for the 2010 census.

In August, sales of new homes fell 12% to a 47-year low, while purchases of existing homes plummeted 27% to a 15-year low.The unemployment rate rose to 9.6%, as only 67,000 jobs were created in the private sector during August. In September, the National Bureau of Economic Research announced that the recession had ended in June 2009, but the ensuing recovery has so far been the slowest since World War II. Economic data released in September appeared to support the consensus view that economic recovery, while intact, has remained uncertain; manufacturing activity continued to increase, but employment and housing data showed few, if any, signs of improvement. The U.S. Department of Commerce later estimated that U.S. GDP grew at a 2.5% annualized rate in the third quarter of 2010.

In response to the sluggish rebound, the Federal Reserve Board (the “Fed”) indicated in September that it would embark on a second round of quantitative easing of monetary policy by purchasing $600 billion of U.S. Treasury securities. This move, which the Fed intends to begin implementing in November, is designed to fight deflationary forces and encourage lending by injecting more cash into the financial system.

Indeed, October brought better economic news. The private sector added 159,000 jobs during the month, with much of the gain coming from the service sector.The manufacturing sector continued to expand, as new orders hit their highest level since May. However, housing markets continued to disappoint, as issues regarding the banking industry’s foreclosure process muddied an already cloudy outlook for home values.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

An Unwavering Focus on Quality

The economy’s developments had relatively little impact on the money markets.The low federal funds rate kept yields in the short-term credit markets near zero percent, and it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated instruments typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Although the economic recovery may be gathering momentum, inflationary pressures have remained negligible. The subpar U.S. recovery, along with expectations of sustained economic weakness in Europe, has convinced many analysts that a shift to higher short-term interest rates is unlikely anytime soon.Therefore, as we have for some time, we intend to maintain the fund’s focus on credit quality and liquidity.

Patricia A. Larkin
Senior Portfolio Manager
November 15, 2010
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Participant Advantage shares and
Investor Advantage shares would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .86	$ 1.46	$ 1.66	$ 2.07
Ending value (after expenses)	$1,001.00	$1,000.60	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010
	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ .87	$ 1.48	$ 1.68	$ 2.09
Ending value (after expenses)	$1,024.35	$1,023.74	$1,023.54	$1,023.14

†	Expenses are equal to the fund’s annualized expense ratio of .17% for Institutional Advantage, .29% for
Administrative Advantage, .33% for Investor Advantage and .41% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
October 31, 2010 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—41.8%	Amount ($)		Value ($)
Banco Bilbao Vizcaya Argentaria
0.35%, 11/15/10	70,000,000	[a]	70,000,000
Banco Santander SA (Yankee)
0.65%, 11/10/10	40,000,000		40,000,000
Credit Agricole CIB (Yankee)
0.33%, 11/12/10	40,000,000		40,000,000
Credit Industriel et Commercial (Yankee)
0.49%, 11/3/10	50,000,000		50,000,000
Natixis (Yankee)
0.51%, 11/8/10	50,000,000		50,000,000
Royal Bank of Scotland PLC (Yankee)
0.37%, 11/18/10	40,000,000		40,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 12/8/10	50,000,000	[b]	50,000,000
UBS (Yankee)
0.75%, 1/27/11	50,000,000		50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $390,000,000)			390,000,000

Commercial Paper—17.1%
Intesa Funding LLC
0.58%, 11/12/10	50,000,000		49,991,139
JPMorgan Chase & Co.
0.35%, 2/1/11	50,000,000	[b]	49,955,278
NRW Bank
0.42%, 11/5/10	50,000,000	[b]	49,997,666
Societe Generale N.A. Inc.
0.50%, 11/1/10	10,000,000		10,000,000
Total Commercial Paper
(cost $159,944,083)			159,944,083

Time Deposits—11.8%
Commerzbank (Grand Cayman)
0.22%, 11/1/10	40,000,000		40,000,000
DnB NOR Bank ASA (Grand Cayman)
0.20%, 11/1/10	30,000,000		30,000,000
Nordea Bank Finland (Grand Cayman)
0.21%, 11/1/10	40,000,000		40,000,000
Total Time Deposits
(cost $110,000,000)			110,000,000

6

	Principal
Repurchase Agreements—29.2%	Amount ($)	Value ($)
Barclays Capital, Inc.
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $123,002,255 (fully collateralized by
$88,856,500 U.S. Treasury Bonds, 6.63%,
due 2/15/27, value $125,460,050)	123,000,000	123,000,000
Deutsche Bank Securities Inc.
0.21%, dated 10/29/10, due 11/1/10 in the
amount of $50,000,875 (fully collateralized by
$50,377,000 Federal Home Loan Mortgage Corp.,
3.50%, due 8/17/20, value $51,000,667)	50,000,000	50,000,000
Goldman, Sachs & Co.
0.23%, dated 10/29/10, due 11/1/10 in the amount of
$50,000,958 (fully collateralized by $1,517,300,652
Government National Mortgage Association, 0%-6.50%,
due 3/20/21-9/20/40, value $51,000,000)	50,000,000	50,000,000
HSBC USA Inc.
0.22%, dated 10/29/10, due 11/1/10 in the
amount of $50,000,917 (fully collateralized by
$36,687,300 U.S. Treasury Bonds, 7.25%-8.88%,
due 5/15/16-8/15/17, value $51,005,732)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $273,000,000)		273,000,000

Total Investments (cost $932,944,083)	99.9%	932,944,083

Cash and Receivables (Net)	.1%	825,597

Net Assets	100.0%	933,769,680

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2010, these securities amounted to $149,952,944 or 16.1% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	70.7	Repurchase Agreements	29.2
			99.9
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (Including Repurchase Agreements
of $273,000,000)—Note 1(b)	932,944,083	932,944,083
Cash		658,272
Interest receivable		392,250
		933,994,605
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		137,974
Accrued expenses		86,951
		224,925
Net Assets ($)		933,769,680
Composition of Net Assets ($):
Paid-in capital		933,767,155
Accumulated net realized gain (loss) on investments		2,525
Net Assets ($)		933,769,680

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		933,164,777
Shares Outstanding		933,162,254
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		78,082
Shares Outstanding		78,082
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		497,222
Shares Outstanding		497,220
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		29,599
Shares Outstanding		29,599
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	2,175,240
Expenses:
Management fee—Note 2(a)	745,211
Administration fee—Note 2(b)	170,529
Custodian fees—Note 2(c)	51,587
Registration fees	27,203
Trustees’ fees and expenses—Note 2(d)	23,286
Professional fees	23,101
Shareholder servicing costs—Note 2(c)	6,399
Prospectus and shareholders’ reports	4,235
Distribution fees—Note 2(c)	1,546
Miscellaneous	49,518
Total Expenses	1,102,615
Less—reduction in expenses due to undertaking—Note 2(a)	(509)
Less—reduction in management fees due to undertaking—Note 2(a)	(86,270)
Less—reduction in fees due to earnings credits—Note 2(c)	(870)
Net Expenses	1,014,966
Investment Income—Net	1,160,274
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,296
Net Increase in Net Assets Resulting from Operations	1,164,570

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2010	Year Ended
	(Unaudited)	April 30, 2010
Operations ($):
Investment income—net	1,160,274	7,206,929
Net realized gain (loss) on investments	4,296	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,164,570	7,206,929
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(1,160,228)	(7,205,428)
Administrative Advantage Shares	(44)	(117)
Investor Advantage Shares	(2)	(1,378)
Participant Advantage Shares	—	(6)
Total Dividends	(1,160,274)	(7,206,929)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	3,494,994,505	9,728,253,934
Administrative Advantage Shares	9,068	25,015
Investor Advantage Shares	—	3,140,718
Dividends reinvested:
Institutional Advantage Shares	62,174	364,353
Administrative Advantage Shares	44	116
Investor Advantage Shares	2	1,378
Participant Advantage Shares	—	6
Cost of shares redeemed:
Institutional Advantage Shares	(4,419,740,118)	(10,716,526,810)
Administrative Advantage Shares	(5,347)	(25,776)
Investor Advantage Shares	(2,673,417)	(2,185,691)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(927,353,089)	(986,952,757)
Total Increase (Decrease) in Net Assets	(927,348,793)	(986,952,757)
Net Assets ($):
Beginning of Period	1,861,118,473	2,848,071,230
End of Period	933,769,680	1,861,118,473
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
Institutional	October 31, 2010			Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.019	.046	.052	.038
Distributions:
Dividends from
investment
income—net	(.001)	(.002)	(.019)	(.046)	(.052)	(.038)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.20[a]	.24	1.93	4.74	5.31	3.86
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.18[a]	.17	.18	.15	.15	.15
Ratio of net expenses
to average net assets	.17[a]	.17	.17	.13	.13	.13
Ratio of net investment
income to average
net assets	.19[a]	.26	2.12	4.48	5.19	3.85
Net Assets,
end of period
($ x 1,000)	933,165	1,857,844	2,845,752	4,249,274	2,140,560	2,409,207

a Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Administrative	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.002	.018	.046	.051	.037
Distributions:
Dividends from
investment income—net	(.001)	(.002)	(.018)	(.046)	(.051)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12[a]	.18	1.86	4.67	5.24	3.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.44[a]	.24	.23	.22	.22	.22
Ratio of net expenses
to average net assets	.29[a]	.24	.21	.20	.20	.20
Ratio of net investment income
to average net assets	.12[a]	.17	2.45	4.71	5.06	3.78
Net Assets, end of period
($ x 1,000)	78	74	75	3,566	5,602	20,009

a Annualized.
See notes to financial statements.

12

Six Months Ended
Investor	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.017	.044	.048	.035
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.017)	(.044)	(.048)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.06	1.68	4.48	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.42[b]	.42	.46	.40	.40	.40
Ratio of net expenses
to average net assets	.33[b]	.36	.46	.38	.38	.38
Ratio of net investment income
to average net assets	.00[b]	.07	.46	4.46	4.74	3.60
Net Assets, end of period
($ x 1,000)	497	3,171	2,214	29	28	27

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Participant	October 31, 2010		Year Ended April 30,
Advantage Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.015	.042	.048	.034
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.015)	(.042)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.02	1.53	4.32	4.89	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65[b]	.57	.56	.55	.55	.55
Ratio of net expenses
to average net assets	.41[b]	.39	.55	.53	.53	.53
Ratio of net investment income
to average net assets	.00[b]	.02	2.06	4.23	4.78	3.45
Net Assets, end of period
($ x 1,000)	30	30	30	29	28	27

a	Amount represents less than $.001 per share.
b	Annualized.
See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 29,917 Investor Advantage and 29,599 Participant Advantage shares of the fund.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans-

16

action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	932,944,083
Level 3—Significant Unobservable Inputs	—
Total	932,944,083
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally

18

declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,771 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2010. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Effective August 1, 2010, pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly. Prior to August 1, 2010, the management fee was computed at the annual rate of .10% of the value of the fund’s average daily net assets and had been payable monthly.The Manager had agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such limitation may fluctuate daily, is voluntary and not contractual and may be terminated at any time.The reduction in expenses pursuant to the undertaking, amounted to $474 for Investor Advantage shares and $35 for Participant Advantage shares during the period ended October 31, 2010.

From May 1, 2010 through July 31, 2010, the Manager limited certain funds’ operating expenses or assumed all or a part of the expenses of the funds. These expense limitations and waivers were voluntary, not contractual, and could be terminated at any time.As of August 1, 2010, these expense limitations terminated and the funds began to absorb all their expenses. The reduction in management fee, pursuant to the undertaking amounted to $86,169 for Institutional Advantage shares, $2 for Administrative Advantage shares, $42 for Investor Advantage shares and $57 for Participant Advantage shares.

At a meeting held on June 24, 2010, the shareholders approved a proposal, to amend the fund’s management agreement so that certain operating expenses, formerly borne by Dreyfus under the prior unitary fee structure, would be borne by the fund.

20

(b) Prior to August 1, 2010, as compensation for the Manager’s services under the Administration Agreement, the Company had agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets this Administration Agreement was terminated.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2010, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $27, $1,459 and $60, respectively, pursuant to the Plan.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2010, the fund was charged $262 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2010, the fund was charged $27 pursuant to the cash management agreements, which included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2010, the fund was charged $51,587 pursuant to the custody agreement.

During the period ended October 31, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

22

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $111,037, Rule 12b-1 distribution plan fees $120, custodian fees $24,478, chief compliance officer fees $2,248 and transfer agency per account fees $117, which are offset against an expense reimbursement currently in effect in the amount of $26.

(d) Each Board Trustee also serves as a Board trustee of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 23

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees of the Company held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with the Manager, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board noted that the fund’s shares were offered only to institutions.The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including that of the fund. The Manager also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of institutional money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all institutional money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members discussed the results of the comparisons for various periods ended May 31, 2010. The Board members noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that the fund’s actual and contractual management fees and expense ratio were lower than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the management fees paid by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included within the fund’s Lipper category (the “Similar Funds”). Representatives of the Manager also noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund. Representatives of the Manager reminded the Board that effective August 1, 2010, the fund will no longer utilize a “unitary fee” struc-

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ture.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale.The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including any decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by

26

appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was not unreasonable given the services provided.The Board also noted the Manager’s voluntary undertaking and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by the Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and management fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 27

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)